Other Non Current Assets - Additional Information (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2012 Senior Secured Notes [Member]	Jun. 01, 2012 Senior Secured Notes [Member]	Dec. 31, 2012 ABL Facility [Member]
Other Noncurrent Assets Disclosure [Line Items]
Aggregate principal amount			$ 375,000	$ 375,000
Deferred debt issuance cost	12,981		10,196		2,785
Unamortized debt issuance cost	1,783
Unamortized issuance discount	$ 1,234	$ 7,297